EXHIBIT 99.1

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	July 2008
Distribution Date:	August 20, 2008
Number of Days in Interest Period:	30

Section I. Original Deal Parameters

A. Original Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	13,486	236,061,502.62	8.62%	71.84	62.22	9.62
ii. Non-Prime Loans	12,957	237,913,639.20	12.20%	71.26	62.98	8.28
iii. Sub-Prime Loans	769	11,435,804.46	16.99%	66.45	58.70	7.75
iv. Pre-funding Account		0.00
v. Total Loans	27,212	485,410,946.28	10.57%	71.43	62.51	8.92

B. Bonds Issued

	Original Principal Balance	Coupon	Legal Final Maturity	CUSIP
i. Class A-1 Notes	75,000,000.00	2.72588%	June 22, 2009	35242Y AA7
ii. Class A-2 Notes	190,000,000.00	One-Month LIBOR + 1.00%	October 20, 2011	35242Y AB5
iii. Class A-3 Notes	69,000,000.00	One-Month LIBOR + 1.58%	June 20, 2012	35242Y AC3
iv. Class A-4a Notes	40,300,000.00	5.36%	May 20, 2016	35242Y AD1
v. Class A-4b Notes	20,000,000.00	One-Month LIBOR + 1.95%	May 20, 2016	35242Y AE9
vi. Class B Notes	13,400,000.00	6.10%	May 20, 2016	35242Y AF6
vii. Class C Notes	37,600,000.00	7.16%	May 20, 2016	35242Y AG4
viii. Class D Notes	40,110,946.28	8.18%	May 20, 2016	35242Y AH2

C. Spread Account

i. Initial Cash Deposit	10,921,746.29
ii. Spread Account Floor Amount	2,427,054.73
iii. Specified Spread Account Amount	10.25	% of Outstanding Pool Balance
iv. Initial Letter of Credit Commitment	27,911,129.41

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	July 2008
Distribution Date:	August 20, 2008
Number of Days in Interest Period:	30

Section II. Deal Status as of Previous Distribution Date

A. Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	13,036	221,823,750.10	8.64%	71.95	60.72	11.23
ii. Non-Prime Loans	12,625	226,695,301.63	12.21%	71.29	61.34	9.95
iii. Sub-Prime Loans	746	10,935,431.39	16.98%	66.52	57.15	9.37
iv. Pre-funding Account
v. Total Loans	26,407	459,454,483.12	10.60%	71.50	60.94	10.56

B. Bonds Outstanding

	Principal Balance	Unpaid Interest Shortfall Amount
i. Class A-1 Notes	49,043,536.84	0.00
ii. Class A-2 Notes	190,000,000.00	0.00
iii. Class A-3 Notes	69,000,000.00	0.00
iv. Class A-4a Notes	40,300,000.00	0.00
v. Class A-4b Notes	20,000,000.00	0.00
vi. Class B Notes	13,400,000.00	0.00
vii. Class C Notes	37,600,000.00	0.00
viii. Class D Notes	40,110,946.28	0.00

C. Spread Account

i. Spread Account Cash Balance	16,056,852.85
ii. Letter of Credit Commitment	27,911,129.41

D. Shortfall Amounts

i. Base Servicing Fee Shortfall	0.00
ii. Letter of Credit Commitment Fee Shortfall	0.00
iii. Additional Servicing Fee Shortfall	9,423.97

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	July 2008
Distribution Date:	August 20, 2008
Number of Days in Interest Period:	30

Section II. Deal Status as of Previous Distribution Date

E. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	1,327,623.02	405,015.98	0.00	0.00	290,781.32	126,769.83
ii. Non-Prime Loans	3,449,502.91	1,556,483.27	9,218.68	0.00	779,675.03	214,517.70
iii. Sub-Prime Loans	303,242.34	159,759.59	25,200.55	0.00	45,524.31	19,128.68
iv. Total Loans	5,080,368.27	2,121,258.84	34,419.23	0.00	1,115,980.66	360,416.21

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	63	18	0	0	12	6
ii. Non-Prime Loans	214	79	1	0	37	11
iii. Sub-Prime Loans	20	11	2	0	2	1
iv. Total Loans	297	108	3	0	51	18

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Previous Balance
i. Prime Loans	0.60%	0.18%	0.00%	0.00%	0.13%	0.06%
ii. Non-Prime Loans	1.52%	0.69%	0.00%	0.00%	0.34%	0.09%
iii. Sub-Prime Loans	2.77%	1.46%	0.23%	0.00%	0.42%	0.17%
iv. Total Loans	1.11%	0.46%	0.01%	0.00%	0.24%	0.08%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Previous Number
i. Prime Loans	0.48%	0.14%	0.00%	0.00%	0.09%	0.05%
ii. Non-Prime Loans	1.70%	0.63%	0.01%	0.00%	0.29%	0.09%
iii. Sub-Prime Loans	2.68%	1.47%	0.27%	0.00%	0.27%	0.13%
iv. Total Loans	1.12%	0.41%	0.01%	0.00%	0.19%	0.07%

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	July 2008
Distribution Date:	August 20, 2008
Number of Days in Interest Period:	30

Section III. Collection Period Activity and Current Status

A. Portfolio

				Principal Weighted Average
	Number of Contracts	Principal Balance	Coupon (WAC)	Original Term (Months)	Remaining Term (Months)	Seasoning (Months)
i. Prime Loans	12,788	214,970,160.42	8.65%	71.99	59.97	12.02
ii. Non-Prime Loans	12,446	221,049,840.78	12.21%	71.32	60.53	10.79
iii. Sub-Prime Loans	736	10,694,823.31	16.94%	66.63	56.49	10.14
iv. Pre-funding Account
v. Total Loans	25,970	446,714,824.51	10.61%	71.53	60.17	11.36

B. Delinquencies in Period

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance
i. Prime Loans	1,425,563.12	606,680.39	231,347.86	0.00	426,530.55	221,158.31
ii. Non-Prime Loans	4,188,295.95	1,736,799.79	936,445.40	0.00	1,170,211.46	606,978.95
iii. Sub-Prime Loans	316,889.06	182,663.14	167,885.78	13,228.32	119,302.96	0.00
iv. Total Loans	5,930,748.13	2,526,143.32	1,335,679.04	13,228.32	1,716,044.97	828,137.26

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts
i. Prime Loans	69	30	10	0	18	9
ii. Non-Prime Loans	222	91	47	0	54	31
iii. Sub-Prime Loans	23	11	12	1	7	0
iv. Total Loans	314	132	69	1	79	40

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Principal Balance as a % of Current Balance
i. Prime Loans	0.66%	0.28%	0.11%	0.00%	0.20%	0.10%
ii. Non-Prime Loans	1.89%	0.79%	0.42%	0.00%	0.53%	0.27%
iii. Sub-Prime Loans	2.96%	1.71%	1.57%	0.12%	1.12%	0.00%
iv. Total Loans	1.33%	0.57%	0.30%	0.00%	0.38%	0.19%

	30-59 Days	60-89 Days	90-119 Days	120+ Days	Repo in Inventory	Charge Offs in Period
Number of Contracts as a % of Current Number
i. Prime Loans	0.54%	0.23%	0.08%	0.00%	0.14%	0.07%
ii. Non-Prime Loans	1.78%	0.73%	0.38%	0.00%	0.43%	0.25%
iii. Sub-Prime Loans	3.13%	1.49%	1.63%	0.14%	0.95%	0.00%
iv. Total Loans	1.21%	0.51%	0.27%	0.00%	0.30%	0.15%

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	July 2008
Distribution Date:	August 20, 2008
Number of Days in Interest Period:	30

Section III. Collection Period Activity and Current Status

C. Collections

i. Simple Interest Contracts
a. Interest Collections	3,982,160.17
b. Principal Collections	11,885,560.49
ii. Net Liquidation Proceeds	365,828.02
iii. Post Disposition Recoveries	10,321.88
iv. Repurchase Amounts
a. Interest	151.22
b. Principal	25,960.86

D. Pre-funding Account

i. Beginning Balance	0.00
ii. Withdrawal from Pre-funding Account During Current Collection Period	0.00
iii. Ending Balance	0.00

E. Total Available

i. Total Interest Collections	3,982,311.39
ii. Total Principal Collections	12,277,349.37
iii. Collected Funds	16,259,660.76
iv. Reinvestment Income Collected in Spread Account	33,337.96

F. Month End Pool Balance

i. Beginning Pool Balance	459,454,483.12
ii. Principal Collections	12,277,349.37
iii. Realized and Cram-Down Losses	462,309.24
iv. Month End Pool Balance	446,714,824.51

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	July 2008
Distribution Date:	August 20, 2008
Number of Days in Interest Period:	30

Section IV. Distribution Calculations

A. Servicing Fee

i. Servicing Fee Rate
a. Prime Receivable @ 1%	184,853.13
b. Non-prime Receivables @1.5%	283,369.13
c. Sub-prime Receivables @ 2%	18,225.72
d. Total Servicing Fee	486,447.97
e. Total Receivables @ 1.25%	478,598.42
ii. Base Servicing Fee (Less of id and ie)	478,598.42
iii. Previous Base Servicing Fee Shortfall	0.00
iv. Additional Servicing Fee	7,849.55
v. Previous Additional Servicing Fee Shortfall	9,423.97
vi. Total Additional Servicing Fee	17,273.52
vii. Supplemental Servicing Fee	140,782.81
viii. Total Supplemental Servicing Fee	140,782.81

B. Letter of Credit Commitment Fee

i. Letter of Credit Commitment Fee	1.00%
ii. Base Letter of Credit Commitment Fee	23,259.27
iii. Previous Letter of Credit Commitment Fee Shortfall	0.00
iv. Total Letter of Credit Commitment Fee Due	23,259.27

C. Swap Counterparty

i. Class A-2 Swap Payment (Net Swap Payment)	100,046.08
ii. Class A-3 Swap Payment (Net Swap Payment)	54,157.53
iii. Class A-4 Swap Payment (Net Swap Payment)	19,697.83
iv. Total Net Swap Payment	173,901.44
v. Swap Counterparty (subordinated swap termination payment)	0.00

D. Bond Interest

	One-Month LIBOR	Bond Interest Rate	Number of Days In Period	Current Interest	Previous Interest Shortfall	Accrued Interest on Interest Shortfall	Total Bond Interest Due
i. Class A-1 Notes	—	2.73%	30	111,405.66	0.00	0.00	111,405.66
ii. Class A-2 Notes	2.45813%	3.46%	30	547,537.25	0.00	0.00	547,537.25
iii. Class A-3 Notes	2.45813%	4.04%	30	232,192.48	0.00	0.00	232,192.48
iv. Class A-4a Notes	—	5.36%	30	180,006.67	0.00	0.00	180,006.67
v. Class A-4b Notes	2.45813%	4.41%	30	73,468.83	0.00	0.00	73,468.83
vi. Class B Notes	—	6.10%	30	68,116.67	0.00	0.00	68,116.67
vii. Class C Notes	—	7.16%	30	224,346.67	0.00	0.00	224,346.67
viii. Class D Notes	—	8.18%	30	273,422.95	0.00	0.00	273,422.95
ix. Total				1,710,497.18	0.00	0.00	1,710,497.18

E. Bond Principal

i. Beginning Note Balance	459,454,483.12
ii. Current Pool Balance	446,714,824.51
iii. Principal Distributable Amount	12,739,658.61

F. Total Required Distributions	15,125,914.92
G. Total Available Funds	16,269,982.64
H. Required Distribution Shortfall	0.00
I. Cash Available in Spread Account	16,090,190.81
J. Reserve Account Draw	0.00

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	July 2008
Distribution Date:	August 20, 2008
Number of Days in Interest Period:	30

K. Letter of Credit Commitment	27,911,129.41
L. Letter of Credit Required Payment Amount	0.00
M. Total Cash Available for Distributions	16,269,982.64

Section V. Waterfall for Distributions

A. Total Available Funds	16,269,982.64

	Amount Due	Amount Paid	Shortfall	Remaining Amount Available for Distribution
B. Servicing Fee	478,598.42	478,598.42	0.00	15,791,384.22
C. Letter of Credit Commitment Fee	23,259.27	23,259.27	0.00	15,768,124.95
D. Swap Counterparty (Net Swap Payment)	173,901.44	173,901.44	0.00	15,594,223.51
E. Swap Counterparty and Class A Note Interest	1,144,610.89	1,144,610.89	0.00	14,449,612.62
F. Class A Principal Distributable Amount	12,739,658.61	12,739,658.61	0.00	1,709,954.01
G. Class B Note Interest	68,116.67	68,116.67	0.00	1,641,837.34
H. Class B Principal Distributable Amount	0.00	0.00	0.00	1,641,837.34
I. Class C Note Interest	224,346.67	224,346.67	0.00	1,417,490.67
J. Class C Principal Distributable Amount	0.00	0.00	0.00	1,417,490.67
K. Class D Note Interest	273,422.95	273,422.95	0.00	1,144,067.72
L. Class D Principal Distributable Amount	0.00	0.00	0.00	1,144,067.72
M. Spread Account	1,786,949.29	1,144,067.72	642,881.58	0.00
N. Payment of Additional Servicing Fee	17,273.52	0.00	17,273.52	0.00
O. Outstanding Letter of Credit Fees	0.00	0.00	0.00	0.00
P. Swap Counterparty (Subordinated Swap Termination Payment)	0.00	0.00	0.00	0.00
Q. Outstanding Indenture Trustee and/or Owner Trustee Fees	0.00	0.00	0.00	0.00
R. Deposit to Holders of Certificates	0.00	0.00	0.00	0.00

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	July 2008
Distribution Date:	August 20, 2008
Number of Days in Interest Period:	30

Section VI. Bond Reconciliation

	Beginning Balance	Principal Paid	Ending Balance	Interest Due	Interest Paid	Interest Shortfall
A. Class A-1 Notes	49,043,536.84	12,739,658.61	36,303,878.23	111,405.66	111,405.66	0.00
B. Class A-2 Notes	190,000,000.00	0.00	190,000,000.00	547,537.25	547,537.25	0.00
C. Class A-3 Notes	69,000,000.00	0.00	69,000,000.00	232,192.48	232,192.48	0.00
D. Class A-4a Notes	40,300,000.00	0.00	40,300,000.00	180,006.67	180,006.67	0.00
E. Class A-4b Notes	20,000,000.00	0.00	20,000,000.00	73,468.83	73,468.83	0.00
F. Class B Notes	13,400,000.00	0.00	13,400,000.00	68,116.67	68,116.67	0.00
G. Class C Notes	37,600,000.00	0.00	37,600,000.00	224,346.67	224,346.67	0.00
H. Class D Notes	40,110,946.28	0.00	40,110,946.28	273,422.95	273,422.95	0.00
I. Total	459,454,483.12	12,739,658.61	446,714,824.51	1,710,497.18	1,710,497.18	0.00

Section VII. Cumulative Net Loss Trigger Event

A. Cumulative Net Loss Calculation as of current distribution date	0.13%
B. Cumulative Net Loss Calculation as of previous distribution date	0.04%
C. Has Cumulative Net Loss Trigger Event Occurred and Is It Continuing?	NO

Section VIII. Spread Account and Letter of Credit Reconciliation

A. Required Spread Account Parameters:
i. Spread Account Floor Amount	7,281,164.19
ii. Credit Enhancement Target Amount	45,788,269.51
iii. Spread Account Specified Amount	17,877,140.10

	Deposit of Cash in Spread Account	Change in Letter of Credit Commitment	Cash on Deposit in Spread Account	Letter of Credit Commitment
B. Allocations, Deposits and Reductions of the Spread Account and the Letter of Credit Commitment
i. Beginning Balance			16,090,190.81	27,911,129.41
ii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (i-iv or vi)	0.00	0.00	16,090,190.81	27,911,129.41
iii. Deposit of Letter of Credit Commitment into Spread Account upon Spread Account Deposit Event (v)	0.00	0.00	16,090,190.81	27,911,129.41
iv. Deposit to Spread Account from Waterfall	1,144,067.72	0.00	17,234,258.53	27,911,129.41
v. Release from Spread Account when Net Yield Trigger Event Has Not Occurred or Has Been Deemed Cured	0.00	0.00	17,234,258.53	27,911,129.41
vi. Release from Spread Account when Net Yield Trigger Event Has Occurred and Has Not Been Deemed Cured	0.00	0.00	17,234,258.53	27,911,129.41
vii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Not Occurred or Deemed Cured	0.00	0.00	17,234,258.53	27,911,129.41
viii. Reduction of Letter of Credit Commitment when Net Yield Trigger Event Has Occurred and Not Deemed Cured	0.00	0.00	17,234,258.53	27,911,129.41

Franklin Auto Trust 2008-A

Monthly Servicing Report

Collection Period:	July 2008
Distribution Date:	August 20, 2008
Number of Days in Interest Period:	30

Section IX. Extensions, Deferrals and Modifications

A. Number of extensions or deferrals during the current collection period	856
B. Balance of loans extended during the current collection period	$16,443,411.21
C. Number of modifications during the current collection period	5
D. Balance of modified contracts during the current collection period	$90,003.05

Section X. Historical Portfolio Performance

	Previous Period Cumulative Charge Offs	Current Period Charge-Offs	Previous Period Cumulative Losses	Current Period Losses	Current Period Prepayment Speed
i. Prime Loans	126,769.83	221,158.31	74,717.83	112,442.73	1.4761%
ii. Non-Prime Loans	214,517.70	606,978.95	114,990.80	339,544.63	1.1584%
iii. Sub-Prime Loans	19,128.68	0.00	10,028.18	0.00	0.9605%
iv. Total Loans	360,416.21	828,137.26	199,736.81	451,987.36	1.3152%

Section XI. Franklin Resources Credit Rating

A. Moody’s
i. Short Term	P1
ii. Long Term	A1

B. Standard and Poor’s
i. Short Term	A1
ii. Long Term	A+